Earnings per share (Restated) (Details) $ / shares in Units, shares in Millions, $ in Millions		1 Months Ended	3 Months Ended						6 Months Ended		9 Months Ended		12 Months Ended
		Dec. 31, 2015	Sep. 30, 2016 USD ($) $ / shares		Jun. 30, 2016 USD ($) $ / shares		Mar. 31, 2016 USD ($) $ / shares		Jun. 30, 2016 USD ($) $ / shares		Sep. 30, 2016 USD ($) $ / shares		Dec. 31, 2016 USD ($) $ / shares shares		Dec. 31, 2015 USD ($) $ / shares shares		Dec. 31, 2014 USD ($) $ / shares shares
Net income
Net loss attributable to shareholders | $			$ (13.2)	[1]	$ 8.2	[1]	$ (4.9)	[1]	$ 3.3	[1]	$ (9.9)	[1]	$ (66.8)		$ (73.0)	[1]	$ (316.4)	[1]
Effect of dilution | $													0.0		0.0		0.0
Diluted net income attributable to stockholders | $													$ (66.8)		$ (73.0)		$ (316.4)
Weighted average shares outstanding
Weighted average number of common shares outstanding (in shares) | shares													24.1		24.1		24.0
Effect of dilution (in shares) | shares													0.0		0.0		0.0
Diluted numbers of shares (in shares) | shares													24.1		24.1		24.0
Basic loss per share (in dollars per share) | $ / shares			$ (0.55)		$ 0.33		$ (0.20)		$ 0.13		$ (0.41)		$ (2.77)	[2]	$ (3.03)	[1],[2]	$ (13.18)	[1],[2]
Diluted loss per share (in dollars per share) | $ / shares	[2]		$ (0.55)	[1]	$ 0.33	[1]	$ (0.20)	[1]	$ 0.13	[1]	$ (0.41)	[1]	$ (2.77)		$ (3.03)	[1]	$ (13.18)	[1]
Share Capital
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Reverse stock split ratio		0.10

[1]	Refer to "Note 27 - Restatement of previously issued financial statements".
[2]	As a result of the stock split and capital reduction, the earnings per share has been retrospectively adjusted. Refer to "Note 17 - Common share capital" for more information.